UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: March 31, 2010"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 2770 Sand Hill Road
"         Menlo Park, CA 94025"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, Menlo Park, CA  MAY 11, 2010. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			10

"Form13F Information Table Value Total:     $282,041 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
CROWN CASTLE INTL CORP          228227104 634        16,557SH	SOLE	   16,557
DOMINOS PIZZA INC   	  	25754A201 227        16,629sH	SOLE	   16,629
COBAL INT ENERGY		19075F106 127,469 9,372,744SH 	SOLE	9,372,744
I SHARES MSCI EAFE    	        464287465 117,750 2,103,435SH	SOLE    2,103,435
I SHARES MSCI EMERGING MKTS	464287234 16,975    402,978SH	SOLE	  402,978
I SHARES S & P INDEX 		464287200 9,038      77,020SH	SOLE       77,020
NATIONAL OILWELL VARCO          637071101 2,256      55,584SH   SOLE       55,584
PACIFIC ASIA PETROLEUM          693864100 776       200,000SH   SOLE      200,000
NORTHSTAR REALTY FIN            66704R100 145        34,474SH   SOLE       34,474
I SHARES RUSSELL 2000           464287655 6,771      99,857SH   SOLE       99,857